Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Due from Government institutions	$ 1,967	$ 955
Prepaid expenses	455	846
Income tax receivables	302	476
Interest receivable	207	348
Deposits for operating leases	195	149
Other	240	135
Other current assets	$ 3,366	$ 2,909